Fuwei Films (Holdings) Co., Ltd (Parent Company) (Tables)	12 Months Ended
Dec. 31, 2014
Fuwei Films (Holdings) Co., Ltd (Parent Company) [Abstract]
Condensed Unaudited Balance Sheet
Condensed unaudited Balance Sheet as of December 31, 2014 and 2013

	2014		2013
	RMB	US$	RMB

Cash and cash equivalents	106	17	67
Other current assets	263,817	42,520	262,449
Investments in subsidiaries	369	59	367

Total assets	264,292	42,596	262,882

Current liabilities	54,906	8,849	52,325
Total shareholders’ equity	209,386	33,747	210,558

Total liabilities and shareholders’ equity	264,292	42,596	262,882

Condensed Unaudited Statements of Operations
Condensed unaudited Statements of Operations (For the years ended December 31, 2014, 2013 and 2012)

	2014		2013	2012
	RMB	US$	RMB	RMB

Interest income (expenses)	(11)	(2)	(9)	(13)
General and administrative expenses	(2,257)	(364)	(2,135)	(2,468)
Other income	-	-	-	-
Loss before equity in undistributed earnings of subsidiaries	(2,268)	(366)	(2,144)	(2,482)
Equity in earnings of subsidiaries	(69,076)	(11,133)	(56,808)	(51,956)

Net income	(71,344)	(11,499)	(58,952)	(54,437)

Condensed Unaudited Statement of Cash Flows
Condensed unaudited Statement of Cash Flows (For the year ended December 31, 2014, 2013 and 2012)

	2014		2013	2012
	RMB	US$	RMB	RMB

Cash flow from operating activities
Net income	(71,344)	(11,499)	(58,952)	(54,437)
Adjustment to reconcile net income (loss) to net cash from operating activities:

- Equity in earnings of subsidiaries	69,076	11,133	56,808	51,956
- Foreign exchange gain	-	-	-	-
Changes in operating assets and liabilities:
- Other current assets	-	-	-	-
- Other current liabilities	-	-	(124)	61

Net cash provided by operating activities	(2,268)	(366)	(2,268)	(2,420)

Cash flow from financing activities

Payments to related parties	2,310	372	2,272	2,365
Proceeds from related parties	(3)	-	-	-

Effect of exchange	-	-	(2)	(1)

Net cash provided by (used in) financing activities	2,307	372	2,270	2,364

Net increase (decrease) in cash	39	6	2	(56)
Cash:
At beginning of year	67	11	65	121
At end of year	106	17	67	65